Note 7 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Senior secured debt	$ 285,408	$ 286,287
Less: Deferred finance fees	(6,755)	(7,257)
Total long term debt net of deferred finance fees	278,653	279,030
Current portion of long term debt	16,843	16,908
Long term debt	261,810	262,122
Less: Deferred finance fees		(323)
Total Debt net of deferred finance fees and debt discounts	278,653	309,007
Debt Related to Vessels Held for Sale [Member]
Total long term debt net of deferred finance fees		29,977
Alpha Bank [Member]
Senior secured debt		20,075
AT Bank [Member]
Senior secured debt		21,875
AT Bank Bridge Facility [Member]
Senior secured debt		10,500
OFI Facility [Member]
Senior secured debt	67,191	69,849
CMBFL Leasing [Member]
Senior secured debt	85,620	88,560
BoComm [Member]
Senior secured debt	43,455	44,466
Cargill International SA [Member]
Senior secured debt	30,054	30,962
Avic International Leasing Co., Ltd [Member]
Senior secured debt	59,088
ABN Bank [Member]
Senior secured debt		$ 30,300